UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21395

Investment Company Act file number

Excelsior Absolute Return Fund of Funds Master Fund, LLC

 (Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

 (Address of principal executive offices) (Zip code)

Steven L. Suss
U.S. Trust Hedge Fund Management, Inc.
225 High Ridge Road
Stamford, CT 06905

 (Name and address of agent for Service)

Registrant's telephone number, including area code: (866) 921-7951

Date of fiscal year end: 3/31/2010

Date of reporting period: 3/31/2010

ITEM 1.  REPORTS TO STOCKHOLDERS.

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC

(In Liquidation)

Financial Statements

With Report of Independent Registered Public Accounting Firm

Year Ended March 31, 2010

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Financial Statements

Year Ended March 31, 2010

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling (866) 921-7951, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the President of
Excelsior Absolute Return Fund of Funds Master Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' capital (in liquidation), and the related statements of operations (in liquidation), of changes in members' capital (in liquidation) and of cash flows (in liquidation) and the financial highlights (in liquidation) present fairly, in all material respects, the financial position of Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") at March 31, 2010, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.  The financial highlights of the Company for the year ended March 31, 2006, were audited by other auditors whose report dated May 25, 2006, expressed an unqualified opinion on such financial statements.

As explained in Note 1 to the financial statements, the Company's Board of Managers approved a plan of liquidation of the Company which provides for an orderly liquidation of the Company's assets and the distribution of proceeds to its members.  At March 31, 2010, the Company had no remaining net assets or members' capital.

PricewaterhouseCoopers LLP

New York, NY
June 1, 2010

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Statement of Assets, Liabilities and Members’ Capital

Year Ended March 31, 2010

ASSETS

Total Assets	$-

LIABILITIES

Total Liabilities	-

Net Assets	$-

MEMBERS' CAPITAL

Members' Capital	$-

The accompanying notes are an integral part of these financial statements.

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Statement of Operations

Year Ended March 31, 2010

INVESTMENT INCOME

Interest	$7,334

Total Investment Income	7,334

EXPENSES

Professional fees	249,012
Advisory fee	79,620
Administration fees	30,000
Other expenses	19,540

Total Expenses	378,172

Net Investment Loss	(370,838)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments in Portfolio Funds	14,200,546
Net change in accumulated unrealized appreciation on investments	(9,359,370)

Net Realized and Unrealized Gain on Investments	4,841,176

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS	$4,470,338

The accompanying notes are an integral part of these financial statements.

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Statement of Changes in Members’ Capital

	For the Year Ended March 31,
	2010	2009

OPERATIONS

Net investment loss	$(370,838)	$(2,290,902)
Net realized gain from investments in Portfolio Funds	14,200,546	20,075,809
Net change in accumulated unrealized appreciation
on investments	(9,359,370)	(51,262,588)

Increase (Decrease) in Members' Capital
Resulting from Operations	4,470,338	(33,477,681)

CAPITAL TRANSACTIONS

Members' subscriptions	5,993,797	22,323,939
Members' interests repurchased	(90,290,000)	(95,603,146)
Members' interests transferred*	(20,326,644)	(24,482,842)

Decrease in Members' Capital from Capital Transactions	(104,622,847)	(97,762,049)

Net Decrease in Members' Capital	(100,152,509)	(131,239,730)

MEMBERS' CAPITAL AT BEGINNING OF YEAR	100,152,509	231,392,239

MEMBERS' CAPITAL AT END OF YEAR	$-	$100,152,509

*On December 30, 2008, investments in certain Portfolio Funds, representing 13.19% of all Members’ interests at that date, were transferred to Excelsior Absolute Return Liquidating Trust.  On December 31, 2009, investments in Portfolio Funds, representing 100% of all Members' interests at that date, were transferred to Excelsior Absolute Return Liquidating Trust 2.  See Note 1 in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Statement of Cash Flows

Year Ended March 31, 2010

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members' Capital resulting from operations	$4,470,338
Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation on investments	9,359,370
Net realized gain from Portfolio Fund redemptions	(14,200,546)
Proceeds from Portfolio Funds	55,659,854
Decrease in other assets	52,819
Decrease in operating liabilities:
Advisory fee payable	(252,030)
Professional fees payable	(248,872)
Administration fees payable	(6,000)
Due to custodian	(4,124)
Transfer of non-cash assets and liabilities to Excelsior Absolute Return
Liquidating Trust 2	(798,856)

Net Cash Provided by Operating Activities	54,031,953

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Member subscriptions	993,797
Payments for Member interests repurchased	(92,960,514)
Cash transferred to Excelsior Absolute Return Liquidating Trust 2	(1,010,807)

Net Cash Used in Financing Activities	(92,977,524)

Net decrease in cash and cash equivalents	(38,945,571)
Cash and cash equivalents at beginning of year	38,945,571

Cash and Cash Equivalents at End of Year	$-

Supplementary Disclosure of Cash Flow Information
Cash paid during the year for interest	$2,426

Supplementary Disclosure of Non-Cash Information
Transfer of investments in Portfolio Funds to Excelsior Absolute
Return Liquidating Trust 2	$5,994,282

Transfer of Members' interests to Excelsior Absolute Return
Liquidating Trust 2	$20,326,644

The accompanying notes are an integral part of these financial statements.

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the periods indicated:

	For the Year Ended:
	March 31, 2010*	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006

Net assets, end of period	$-	$100,152,509	$231,392,239	$264,457,192	$297,014,699

Ratio of net investment
loss to average	(0.80%)	(1.29%)	(0.94%)	(0.82%)	(1.01%)
Members' Capital
(a) (b)

Ratio of expenses to
average Members'	0.82%	1.38%	1.26%	1.13%	1.09%
Capital (a) (b)

Portfolio turnover	0.00%	3.74%	18.92%	17.70%	20.24%

Total return (c) (d)	4.46%	(15.85%)	1.30%	10.72%	8.93%

*	The ratios were not annualized once the Company was liquidated on December 31, 2009.
(a)	Ratio does not reflect the Company's proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Portfolio Funds.
(b)	Average Members' Capital is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)
Except for the year ended March 31, 2010, the total return assumes a purchase of an interest in the Company on the first day and sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.  An individual Member's return may vary from the returns based on the timing of Member subscriptions and redemptions.

(d)
For the year ended March 31, 2010, the total return was calculated using income from operations and dividing by Members' capital at the beginning of the period to eliminate the disproportionate effect of the timing and amount of liquidations paid on the total return calculated using geometric linking.

The accompanying notes are an integral part of these financial statements.

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Notes to Financial Statements

March 31, 2010

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the “Company”) was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003.  The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.  The Company’s investment objective was to provide attractive long-term, risk-adjusted absolute returns in a variety of capital market conditions.  The Company pursued its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (the “Portfolio Funds”) that were managed by a select group of alternative investment managers (“Investment Managers”) that utilized a broad range of alternative investment strategies.

On January 23, 2009, the Company’s Board of Managers (the “Board”) approved the proposed plan of liquidation (the “Plan of Liquidation”) of the Company which provided for orderly liquidation of the assets of the Company and the distribution of proceeds to members.  During the year ended March 31, 2010, cash and other assets with a total value of $110,616,644 were distributed to the members of the Company.

Previously, on December 30, 2008, the Company transferred its interests in certain Portfolio Funds to Excelsior Absolute Return Liquidating Trust (the “Trust”), a Delaware statutory trust that was established to hold and liquidate the assets transferred to it by the Company.  The Trust issued units to the Company, which distributed the units to its members (“Members”), which in turn distributed the units to their members.  As the Trust effects withdrawals of its capital from the Portfolio Funds in which it holds interests, or is otherwise able to convert its assets to cash, holders of the units of the Trust will receive cash distributions from the Trust.  On December 31, 2009, the Company transferred its interests in certain Portfolio Funds to Excelsior Absolute Return Liquidating Trust 2 (the “Trust 2”), a Delaware statutory trust that was established to hold and liquidate the assets transferred to it by the Company.  The Trust 2 issued units to the Company, which distributed the units to its Members, which in turn distributed the units to their members.  As the Trust 2 effects withdrawals of its capital from the Portfolio Funds in which it holds interests, or is otherwise able to convert its assets into cash, holders of the units of the Trust 2 will receive cash distributions from the Trust 2.  As of March 31, 2010, the Company has no assets, liabilities or Members.

U.S. Trust Hedge Fund Management, Inc. served as the investment adviser of the Company until March 31, 2010, and was appointed as the liquidator of the Company (the “Adviser”) (see Note 8 “Subsequent Events”).  The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser.  Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina.  The Adviser was responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Notes to Financial Statements (continued)

March 31, 2010

The assets transferred to the Trust comprised approximately 13.19% of the Company’s Members’ capital on December 31, 2008.  Below is a detailed schedule of the Portfolio Funds that were transferred from the Company to the Trust:

Portfolio Fund	Fair Value as of 12/30/08
Canyon Value Realization Fund, L.P.	$9,455,001
Castlerigg Partners, L.P.	8,212,644
Polygon Global Opportunities Fund, L.P.	6,815,197
Total Assets Transferred to the Trust	$24,482,842

The assets transferred to the Trust 2 comprised all of the Company’s Members’ capital on December 31, 2009.  Below is a detailed schedule of the Portfolio Funds that were transferred from the Company to the Trust 2:

Fair Value as of
Portfolio Fund	12/31/2009
Brencourt Multi-Strategy, L.P.	$385,117
Catequil Partners, L.P.	142,771
Caxton Global Investments (USA) LLC	484,657
Glenview Capital Partners, L.P.	277,768
King Street Capital, L.P.	197,892
OZ Asia Domestic Partners, L.P.	611,821
OZ Europe Domestic Partners II, L.P.	3,612,186
Placer Creek Partners, L.P.	282,070
Total Assets Transferred to the Trust 2	$5,994,282

The Board had overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business. The Board exercised the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the 1940 Act organized as a corporation. The Board was comprised of three managers who are not “interested persons” (the “Disinterested Managers”), as defined by Section 2(a)(19) of the 1940 Act, of the Company. The Board engaged the Adviser to manage the day-to-day operations of the Company.

The Company operated as a vehicle for the investment of substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC (the “LLC Fund”) and Excelsior Absolute Return Fund of Funds, Ltd. (the “Ltd Fund”) as Members of the Company.  As of December 31, 2009, the LLC Fund and Ltd Fund did not own interests in the Company.

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Notes to Financial Statements (continued)

March 31, 2010

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable; however, actual results could differ from these estimates.

b. Codification

In July 2009, the Financial Accounting Standards Board (“FASB”) implemented the FASB Accounting Standards Codification (the “Codification”) as the single source of GAAP.  While the Codification did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance.  The Codification was effective for the Company in 2009 and did not affect the Company’s Statements of Assets, Liabilities and Members’ Capital, Statements of Operations, Statements of Changes in Members’ Capital of Statements of Cash Flows.

c. Company Expenses

The Company bore certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Portfolio Managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.  Expenses, including incentive fees and allocations, of the Portfolio Funds are not included in the Statement of Operations or Financial Highlights.

d. Income Taxes

As a limited liability company that is taxed as a partnership, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company’s taxable income or loss. The Company has a tax year end of December 31.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Notes to Financial Statements (continued)

March 31, 2010

Management analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that the adoption of this authoritative guidance did not have a material effect on the results of operations or financial position of the Company. The Company has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions taken on prior years' returns or expected to be taken on the tax return for the year ended December 31, 2009.

e. Security Transactions

Distributions received from the Portfolio Funds, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost, and any excess is treated as realized gain from investments in the Portfolio Funds.  Realized gains or losses on investments in the Portfolio Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

f. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period was allocated between, and credited to or debited against, the capital accounts of Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement.

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account.  Interest income was recorded on the accrual basis.

3. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board.  Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Notes to Financial Statements (continued)

March 31, 2010

The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the net asset value of the Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the net asset values of  investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company's share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

The Portfolio Funds record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in unrealized appreciation on Portfolio Funds in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions on liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances, where such a Portfolio Fund closes its operations, the Company may receive an ‘in kind’ distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly.  Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital.
The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy are as follows:

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Notes to Financial Statements (continued)

March 31, 2010

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
•	Level 2 - Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 - Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company has adopted the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated net asset value per share in accordance with the specialized accounting guidance for investment companies.  Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the net asset value of the investment (or its equivalent) without further adjustment unless the Adviser determines that the net asset value is deemed to be not reflective of fair value. The adoption of this guidance does not have a material effect on the financial statements.

Investments may be classified as Level 2 when market information (observable net asset values) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable net asset values, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. Portfolio Fund investment lots that have observable market inputs (published net asset values) and that the Company has the ability to redeem from within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Company’s investments in Portfolio Funds that have unobservable inputs and from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments.

The following table includes a roll-forward of the amounts for the year ended March 31, 2010, for the investments classified within level 3.  The classification of an investment within level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Notes to Financial Statements (continued)

March 31, 2010

	Balance as of 3/31/2009	Transfers in (out) of Level 3	Net realized gain from Portfolio Fund redemptions	Net change in accumulated unrealized appreciation on investments	Net purchases (sales)	Balance as of 3/31/2010
Equity	$262,498	$-	$270,382	$(262,498)	$(270,382)	$-

Event Driven	24,623,360	-	12,525,272	(7,896,587)	(29,252,045)	-

Macro/CTA/Short-Term Trading	4,005,751	-	765,676	(377,338)	(4,394,089)	-

Relative Value	3,822,947	-	639,216	(822,947)	(3,639,216)	-
Total	$32,714,556	$-	$14,200,546	$(9,359,370)	$(37,555,732)	$-

The Company adopted authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value (“NAV”) per share for the investment.  In using NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments.

As of March 31, 2010, the Company did not have investments in Portfolio Funds.  The Company, as an investor in Portfolio Funds, was charged management fees ranging from 1.0% to 3.0% (per annum) of the net asset value of its ownership interests in the Portfolio Funds, as well as incentive fees or allocations ranging from 20% to 30% of net profits earned that are allocable to the Company's ownership interests in such Portfolio Funds.  The Company also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests. Although the foregoing ranges of Portfolio Fund expense ratios are based on audited December 31, 2009 financial data received from the Portfolio Funds, the ranges were not audited by the Company's independent registered public accounting firm.

Aggregate proceeds of interests in the Portfolio Funds for the year ended March 31, 2010, were $37,555,732.  The Company did not purchase interests in Portfolio Funds during the year ended March 31, 2010.

4. Advisory Fee

Until December 31, 2009, the Company paid the Adviser a quarterly advisory fee in arrears at an annual rate of 0.25%, based on the Company’s net assets on the first business day of each month, after adjustments for any subscriptions effective on that date (the “Advisory Fee”).  This fee became effective on January 23, 2009, in connection with the Plan of Liquidation, when the advisory fee payable to the Adviser, pursuant to the advisory agreement between the Adviser and the Company, was lowered from its previous annual rate of 1%.  Effective December 31, 2009, the Adviser stopped charging the Company an Advisory Fee. For the year ended March 31, 2010, the Company incurred advisory fees totaling $79,620 none of which is payable at March 31, 2010.

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Notes to Financial Statements (continued)

March 31, 2010

5. Related Party Transactions and Other

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of three Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Disinterested Managers”). All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as managers.  Managers who are “interested persons,” if any, do not receive any annual or other fee from the Fund.

The Company has retained J.D. Clark & Company (the “Administrator”) to provide accounting and certain administrative and investor services to the Company.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation. For the year ended March 31, 2010, the Company incurred $30,000 in expenses related to such administrative services.  Of total administrative fees, none were outstanding as of March 31, 2010.  The LLC Fund and the Ltd Fund incur additional expenses directly for the services provided by the Administrator.

PFPC Trust Company (an affiliate of the PNC Financial Services Group) served as custodian of the Company’s assets and provides custodial services to the Company.

6. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7. Subsequent Events

The Company has evaluated all subsequent events through the date these financial statements were issued and notes the following:

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Notes to Financial Statements (continued)

March 31, 2010

Effective April 1, 2010, the Adviser merged with and into its affiliate, Bank of America Capital Advisors LLC (“BACA”) (the “Merger”).  As the survivor of the Merger and the successor of the Adviser, BACA assumed all responsibilities for serving as the liquidator of the Company.  The personnel of BACA who provide services to the Company and the LLC Fund are the same personnel who previously provided such services to the Company and the LLC Fund on behalf of the Adviser.  Additionally, no changes in the management of the Company or the LLC Fund are expected as a result of the Merger.

Excelsior Absolute Return Fund of Funds Master Fund, LLC
(In Liquidation)

Company Management (Unaudited)

March 31, 2010

Number of
Portfolios in
	Position(s)	Term of Office		Fund Complex
	Held with the	and Length of	Principal Occupation During Past Five Years	Overseen by
Name , Address and Age	Company	Time Served	and Other Directorships Held	Manager

Disintersted Managers

Virginia G. Breen	Manager (Chair)	Term - Indefinite	Partner, Blue Rock Capital (8/95 to present); also a director of	5
c/o Excelsior Absolute		Length – since	Excelsior LaSalle Property Fund Inc. and manager of Excelsior
Return Fund of Funds		June 2003	Buyout Investors, LLC and UST Global Private Markets Fund,
Master Fund, LLC			LLC. Also a director of Modus Link Global Solutions, Inc. and
225 High Ridge Road			manager of UBS Credit Recovery Fund, L.L.C., UBS Equity
Stamford, CT 06905			Opportunity Fund, L.L.C., UBS Equity Opportunity Fund II, L.L.C.,
(Born 1966)			UBS Event Fund, L.L.C., UBS M2 Fund, L.L.C., UBS Multi-Strat
Fund, L.L.C., UBS Technology Partners, L.L.C., UBS Eucalyptus
Fund, L.L.C., UBS Juniper Crossover Fund, L.L.C., UBS Tamarack
International Fund, L.L.C., UBS Willow Fund, L.L.C.

Jonathan B. Bulkeley	Manager	Term -	CEO of Scanbuy, a wireless software company (3/06 to present);	5
c/o Excelsior Absolute		Indefinite; Length –	Managing Partner of Achilles Partners (3/02 to 2/06); Non-Executive
Return Fund of Funds		since June 2003	Chairman of QXL, PLC (2/98 to 2/05); also a manager of Excelsior
Master Fund, LLC			Absolute Return Fund of Funds, LLC, Excelsior Buyout Investors,
225 High Ridge Road			LLC, Excelsior LaSalle Property Fund, Inc. and UST Global Private
Stamford, CT 06905			Markets Fund, LLC. Also a director of The Readers Digest
(Born 1962)			Association, Inc. and Spark Networks, Inc.

Thomas F. McDevitt	Manager	Term -	Managing Partner of Edgewood Capital Partners and President of	5
c/o Excelsior Absolute		Indefinite; Length –	Edgewood Capital Advisors (5/02 to present); Managing Director,
Return Fund of Funds		since June 2003	Societe Generale (6/98 to 3/02); also a manager of Excelsior Absolute
Master Fund, LLC			Return Fund of Funds, LLC, Excelsior Buyout Investors, LLC,
225 High Ridge Road			Excelsior LaSalle Property Fund, Inc. and UST Global Private
Stamford, CT 06905			Markets Fund, LLC.
(Born 1952)

Number of
Portfolios in
	Position(s)	Term of Office		Fund Complex
	Held with the	and Length of	Principal Occupation During Past Five Years	Overseen by
Name , Address and Age	Company	Time Served	and Other Directorships Held	Manager

Officers who are not Managers

Steven L. Suss	Chief Financial	Term –	Managing Director, Alternative Investment Asset Management,
225 High Ridge Road	Officer and	Indefinite;	Bank of America (7/07 to present); Senior Vice President of Bank
Stamford, CT 06905	Treasurer	Length – since	of America Capital Advisors LLC (7/07 to present); Director,
(Born 1960)		April 2007	Chief Financial Officer and Treasurer (10/07 to 3/10) and
Senior Vice President (6/07 to 3/10) of U.S. Trust Hedge Fund
Management, Inc.; Director (4/07 to 5/08), Senior Vice President
(7/07 to 5/08), and President (4/07 to 6/07) of UST Advisers, Inc.;
Senior Vice President of U.S. Trust’s Alternative Investment
Division (4/07 to 6/07); Chief Financial Officer and Chief
Compliance Officer, Heirloom Capital Management, L.P. (5/02 to 9/06).

Marina Belaya	Secretary	Term – Indefinite;	Assistant General Counsel, Bank of America (7/07 to present); Vice
114 W. 47th Street		Length – since	President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice
New York, NY 10036		April 2007	President, Corporate Counsel, Prudential Financial (4/05 to 01/06);
(Born 1967)			Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).

Robert M. Zakem One Bryant Park New York, NY 10036 (Born 1958)	Chief Compliance Officer	Term Indefinite; Length - since June 2009
GWIM Risk and Compliance Senior Executive, Bank of America Corp. (3/09 to present); Managing Director, Business Risk Management, Merrill Lynch & Co., Inc. (8/06 to 2/09); Executive Director, Head of Fund Services—US, UBS Financial Services, Inc. (12/04 to 07/06).
N/A

All officers of the Company are employees and/or officers of the Adviser.

ITEM 2.   CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2010, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers of the registrant has determined that Virginia G. Breen and Jonathan B. Bulkeley possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts", and has designated Ms. Breen and Mr. Bulkeley as the Audit Committee's financial experts. Ms. Breen and Mr. Bulkeley are "independent" Managers pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements for the fiscal years ended March 31, 2009 and March 31, 2010 were $116,900 and $60,000, respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The fees billed to the Registrant by the principal accountant for the audit of the Registrant's annual financial statements for tax compliance, tax advice or tax planning services relating to the preparation of the Registrant’s tax returns for the fiscal years ended March 31, 2009 and March 31, 2010 were $12,500 and $27,600, respectively.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2010, were $27,600 and $387,000, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2009, were $12,500 and $15,000, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ALTERNATIVE INVESTMENT ADVISORS
Banc of America Investment Advisors, Inc.
Bank of America Capital Advisors, LLC
U.S. Trust Hedge Fund Management, Inc.
(Collectively, “AI Advisors”)

Applicability: Proxy Voting Policy

Area of Focus: Portfolio Management

Date Last Reviewed:	January 31, 2010

Applicable Regulations
•	Rule 206(4)-6 under the Investment Advisers Act of 1940
•	Form N-PX
•	ERISA Department of Labor Bulletin 94-2
•	Rule 30b1-4 under the Investment Company Act of 1940
•	Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements
An SEC-registered investment advisor that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients.  An advisor’s policies and procedures must address how the advisor resolves material conflicts of interest between its interests and those of its clients.  An investment advisor must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities.  In addition, an investment advisor to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy
In cases where an AI Advisor has been delegated voting authority over Clients’1 securities, such voting will be in the best economic interests of the Clients.

1 As used in this policy, “Clients” include private investment funds (“Private Funds”) exempt from the definition of an investment company pursuant to Section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940, as amended (the “1940 Act”), closed-end investment companies (“RICs”) registered under the 1940 Act, business development companies electing to be subject to certain provisions of the 1940 Act, Private Funds that are “plan assets” under ERISA and other institutional and high net worth investors. Not included in the meaning of “Client” for purposes of this policy are Private Funds or RICs that are sub-advised by third parties for which the sub-adviser has been delegated the authority to vote proxies.

This policy will be reviewed no less frequently than annually and is scheduled to be reviewed on December 31, 2010 or promptly thereafter.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

Procedures for Achieving Compliance

Alternative Investment (“AI”) Clients invest all or substantially all of their assets in limited partnership interests, limited liability company interests, shares or other equity interests issued by unregistered Funds (“Underlying Funds”).  The voting rights of investors in Underlying Funds generally are rights of contract set forth in the limited liability company agreement, the limited partnership agreement and other governing documents of such Underlying Funds.

AI Clients may also invest in high quality, short-term instruments for cash management purposes and may be authorized to acquire securities for hedging or investment purposes.  Securities held by a Client that are not Underlying Fund interests are referred to as “Direct Investments”.

On rare occasions, an AI Client may hold securities distributed to it by an Underlying Fund as an “in kind” distribution. Generally, in such circumstances the AI Advisor will liquidate these Direct Investments on the day received, but may continue to hold a security longer when deemed in the best interest of the Client.  An Advisor may vote a proxy in the event a proxy vote be solicited for shareholders of record during the limited time that the AI Client held the security prior to the security’s liquidation.

For Hedge Fund Clients, it is AI’s policy to waive its Clients’ voting rights related to their investments in Underlying Funds by getting a written confirmation from each Underlying Fund that it concurs to the waiver of voting rights.  This confirmation shall be obtained either at the time of investment, or at a reasonable time thereafter, by the AI Advisor sending a notification of waiver of voting rights to the Underlying Fund.  In no circumstances shall this confirmation be obtained after any Client, in conjunction with other Clients or affiliates of AI, holds 5% of the outstanding interests in such Underlying Fund.

For Private Equity Clients, except with respect to Adverse Measures (defined below), in determining how AI should vote a security, AI Portfolio Management shall:

• recommend against adoption of a measure if Portfolio Management determines in its discretion that such measure, if adopted:

-would result in the affected AI Client holding a security in violation of such Client’s investment objective(s), policies or restrictions; or

-has a reasonable probability of materially diminishing the economic value and/or utility of the related security in the hands of such Client over the anticipated holding period of such security; and

This policy will be reviewed no less frequently than annually and is scheduled to be reviewed on December 31, 2010 or promptly thereafter.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

• recommend adoption of a measure if Portfolio Management in its discretion determines that such measure, if adopted:

would not result in the affected AI Client holding a related security in violation of such Client’s investment objective(s), policies or restrictions; and

has a reasonable probability of enhancing (or not materially diminishing) the economic value and/or utility of the related security in the hands of such AI Client over the anticipated holding period of such security.

As described above, most votes cast by the Advisors on behalf of Clients will relate to the voting of limited partnership interests, limited liability company interests, shares or similar equity interests in Underlying Funds in which AI Clients invest.  Such votes are typically by written consent and no investor meeting is generally called.  Although determining whether or not to give consent may not be considered to be “proxy voting”, such action is governed by this Proxy Voting Policy.  It is also anticipated that frequently an Underlying Fund will request the AI Client either to vote in favor of measures that reduce the rights, powers and authority, and/or increase the duties and obligations, associated with the security in question (“Adverse Measures”) or to redeem its interests in the Underlying Fund.

It is expected that AI Portfolio Management will ordinarily recommend voting a security in favor of an Adverse Measure only if:

•           Portfolio Management believes that voting for the Adverse Measure is the only way to continue to hold such security, and that their is a reasonable probability that the benefits that would be conferred on the affected AI Client by continuing to hold such security would outweigh the adverse affect(s) of such Adverse Measure (e.g., increased fees, reduced liquidity); and

•           Adoption of such Adverse Measure would not result in such Fund holding the related security in violation of its investment objective(s), policies or restrictions.

Based on the foregoing, it is expected that Portfolio Management ordinarily will recommend adoption of routine, non-Adverse Measures supported by management, such as proposals to appoint or ratify the appointment of auditors.

This policy will be reviewed no less frequently than annually and is scheduled to be reviewed on December 31, 2010 or promptly thereafter.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

Conflicts of Interest:

Portfolio Management is under an obligation to (a) be alert to potential conflicts of interest on the part of AI, be mindful of other potential conflicts of interest as they pertain to affiliates of the Advisors or in his or her own personal capacity, with respect to a decision as to how a proxy should be voted, and (b) bring any such potential conflict of interest to the attention of AI Legal who together will determine if a potential conflict exists and in such cases will contact  the  AI Conflicts Officer for resolution. The AI Advisor will not implement any decision to vote a proxy in a particular manner until the Conflicts Officer has:

•	determined whether AI (or AI personnel) are subject to a conflict of interest in voting such proxy; and if so then

•	assessed whether such conflict is material or not, and if so then

•	addressed the material conflict in a manner designed to serve the best interests of the affected AI Client.

Notice to Investors:

AI will deliver a summary of AI’s proxy voting policies and procedures to each prospective investor by delivering the Advisors’ Form ADV Part II to prospective investors.  The summary is contained in Schedule F of the referenced document.

Responses to Investor Requests:

AI will, upon the reasonable request of a prospective investor or current investor, provide such prospective investor or current investor with a copy of the then-current version of this Policy.

AI will, upon the reasonable request of a current investor, provide the current investor with how AI has voted proxies, for the prior one year period, on behalf of the specific AI Client that said investor has invested in.

AI will track proxy policy and proxy voting record requests it receives from current and prospective investors.

This policy will be reviewed no less frequently than annually and is scheduled to be reviewed on December 31, 2010 or promptly thereafter.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

Supervision
For private equity Clients, the Head of Private Equity Portfolio Management is responsible for implementing this policy for his or her platform and the Private Equity Investment Committee is responsible for overseeing the implementation of this policy.  For hedge fund Clients, the Head of Hedge Fund Portfolio Management is responsible for implementing this policy for his or her platform and the Hedge Fund Investment Committee is responsible for overseeing the implementation of this policy.

Escalation
The applicable AI Portfolio Management Heads must promptly report all unapproved exceptions to this policy to their respective Investment Committees and the AI Compliance Executive, who together will determine the remedial action to be taken, if any.  The Compliance Executive will report all material exceptions to the Chief Compliance Officer.

The AI Advisor may deviate from this policy only with the written approval, upon review of the relevant facts and circumstances, from the Chief Compliance Officer.

The Chief Compliance Officer will report any exception that is not resolved to his or her satisfaction, that cannot be resolved, or that otherwise suggests a material internal compliance controls issue, to AI Senior Management and GWIM Risk and Compliance Senior Management and to the boards of the registered funds, if applicable.

Monitoring/Oversight
The AI Compliance SME is responsible for monitoring compliance with this policy on an ongoing basis.  As needed, but not less than annually, the Compliance SME will request from Portfolio Management a list of all proxies voted during a given period.  The Compliance SME will examine the way AI has voted and compare to the AI Proxy Policy to ensure that AI has been consistent with this policy.  Evidence of the review will be kept via a Compliance Monitoring Checklist.

Recordkeeping
Records should be retained for a period of not less than six years.  Records should be retained in an appropriate office of AI for the first three years.  Examples of the types of documents to be maintained as evidence of AI’s compliance with this policy may include:

•	Portfolio Management Memorandum Describing Proxy Vote Request
•
•	Minutes of AI Investment Committee Meetings
•	Proxy Voting Record
•	Records Required for Form N-PX (Registered Clients Only)
•	Other documents as proscribed in Rule 204(2)(c)-17

This policy will be reviewed no less frequently than annually and is scheduled to be reviewed on December 31, 2010 or promptly thereafter.

This policy is the property of Bank of America and must not be provided to any external party without express prior consent from AI Legal or Compliance.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a) (1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

Because the Registrant has liquidated its portfolio and has no assets remaining, the Registrant is no longer being actively managed and has no portfolio manager.  Personnel of the Adviser under the supervision of Mr. Steven L. Suss (the Chief Financial Officer of the Adviser) were responsible for liquidation of the Registrant’s investments and distribution of its assets to members of the Registrant.

(a) (2)  Not applicable.

(a) (3)  Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Code of Ethics (see Exhibit 1)

(a) (2)  Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Absolute Return Fund of Funds Master Fund, LLC

By (Signature and Title): /s/ Steven L. Suss
                            Steven L. Suss, Principal Executive Officer

Date:  June 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Absolute Return Fund of Funds Master Fund, LLC

By (Signature and Title): /s/ Steven L. Suss
                            Steven L. Suss, Principal Financial Officer

Date:  June 11, 2010